Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Loss	$ 2,013,632	$ 990,396
Net cash used in operations	1,544,003	851,841
Accumulated deficit	3,142,851	1,129,219
Stockholders deficit	826,633	(555,381)	$ 138,823
Working capital deficit	$ 842,637
Acquisition percentage of issued and outstanding	50.00%
Cash and cash equivalents
Property, plant and equipment, useful life	5 years
Research and development costs	$ 94,383	$ 85,323
Minimum [Member]
Property, plant and equipment, useful life	3 years
Maximum [Member]
Property, plant and equipment, useful life	5 years
Vitel [Member]
Acquisition percentage of issued and outstanding	100.00%